AXP(SM)
                                                                Extra Income
                                                                        Fund
                                                      1999 SEMIANNUAL REPORT


American Express (R) Funds

(icon of) clock


AXP Extra Income Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

Bonds with Something Extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that AXP Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to spread the investment risk for shareholders.

Contents
From the Chairman                          3
From the Portfolio Manager                 4
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          17
Notes to Financial Statements (Portfolio) 20
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,

Arne H. Carlson

(picture of) Jack Utter
Jack Utter
Portfolio manager

From the Portfolio Manager
The bond market struggled for much of the past six months amid concerns about inflation and rising interest rates. Although high-yield issues fared better than most sectors of the market, an overall decline in prices resulted in AXP Extra Income Fund's Class A shares (excluding the sales charge) experiencing a loss of 0.57% on a total return basis for the first half of the fiscal year -- June through November 1999.

The period got off to a reasonably good start, though, as the economy continued to chug along with little sign of higher inflation. Thanks in part to strength in its telecommunications and paper/forest products holdings, the Fund produced positive results through mid-summer.

But the tone of the bond market changed abruptly about that time, as investors, prompted by a hike in short-term interest rates by the Federal Reserve Board (the Fed), became increasingly worried that higher inflation and still-higher interest rates might lie ahead. That concern was reinforced by another Fed rate hike in late August. While high-yield bonds suffered less from the rise in rates than did some sectors of the market, a substantial supply of new issues and a drop-off in demand on the part of investors in high-yield mutual funds kept downward pressure on prices through October.

A LATE RALLY
Still, the period did end on an encouraging note, as news of still-tame inflation finally boosted investors' spirits. For the Fund, the result was a sharp rebound in November, which proved to be its strongest month of the period.

As I look toward the new fiscal year, with economic growth showing no sign of slacking off, I think the Fed may decide to push short-term interest rates somewhat higher in the months ahead to avoid a run-up in inflation. Nevertheless, while that almost surely would present a near-term problem for the bond market, I think it might ultimately lead to better performance as the period progresses. Beyond that, because high-yield bonds currently offer above-average investment value, I think they have the potential to attract increased interest from investors and, therefore, could enjoy improved price support.


Jack Utter

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                           $3.76
May 31, 1999                                                            $3.97
Decrease                                                                $0.21

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                             $0.18
From capital gains                                                      $  --
Total distributions                                                     $0.18

Total return*                                                          -0.57%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                           $3.76
May 31, 1999                                                            $3.97
Decrease                                                                $0.21

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                             $0.17
From capital gains                                                      $  --
Total distributions                                                     $0.17

Total return*                                                          -0.95%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                           $3.76
May 31, 1999                                                            $3.97
Decrease                                                                $0.21

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                             $0.19
From capital gains                                                      $  --
Total distributions                                                     $0.19

Total return*                                                          -0.54%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                              Percent              Value
                                          (of net assets)  (as of Nov. 30, 1999)
EchoStar DBS
 9.38% 2009                                     1.13%          $41,271,344

CSC Holdings
 11.13% Pay-in-kind Series M Preferred          1.04            37,831,889

Outsourcing Solutions
 11.00% 2006                                     .99            36,273,149

NTL
 11.40% 2001                                     .98            35,800,000

AMFM
 8.00% 2008                                      .98            35,638,874

Warren (SD)
 14.00% 2006                                     .87            31,706,045

Nextel Partners
 13.78% 2004                                     .86            31,254,749

Arcadia Financial
 11.50% 2007                                     .83            30,448,200

Gaylord Container
 9.88% 2008                                      .78            28,518,750

NTL
 13.00% Pay-in-kind Series B Preferred           .78            28,452,602

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 9.24% of net assets

Financial Statements

Statement of assets and liabilities
AXP Extra Income Fund, Inc.

Nov. 30, 1999 (Unaudited)

Assets
Investments in High Yield Portfolio (Note 1)                                             $3,651,363,506
                                                                                         --------------
Liabilities
Dividends payable to shareholders                                                             7,719,865
Accrued distribution fee                                                                         46,297
Accrued service fee                                                                                   3
Accrued transfer agency fee                                                                      21,730
Accrued administrative services fee                                                               4,325
Other accrued expenses                                                                          341,969
                                                                                                -------
Total liabilities                                                                             8,134,189
                                                                                              ---------
Net assets applicable to outstanding capital stock                                       $3,643,229,317
                                                                                         ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                                  $    9,700,103
Additional paid-in capital                                                                4,362,502,381
Undistributed net investment income                                                           4,166,258
Accumulated net realized gain (loss)                                                       (296,448,402)
Unrealized appreciation (depreciation) on investments and on
translation of assets and liabilities in foreign currencies                                (436,691,023)
                                                                                           ------------
Total -- representing net assets applicable to outstanding capital stock                 $3,643,229,317
                                                                                         ==============
Net assets applicable to outstanding shares:              Class A                        $2,609,626,524
                                                          Class B                        $1,032,678,149
                                                          Class Y                        $      924,644
Net asset value per share of outstanding capital stock:   Class A shares    694,795,288  $         3.76
                                                          Class B shares    274,968,994  $         3.76
                                                          Class Y shares        246,059  $         3.76
                                                                                -------  --------------

See accompanying notes to financial statements.


Statement of operations
AXP Extra Income Fund, Inc.

Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                $   22,300,181
Interest                                                                    185,773,971
                                                                            -----------
Total income                                                                208,074,152
                                                                            -----------
Expenses (Note 2):
Expenses allocated from High Yield Portfolio                                 10,927,285
Distribution fee
   Class A                                                                    2,821,867
   Class B                                                                    5,135,998
Transfer agency fee                                                           2,034,657
Incremental transfer agency fee
   Class A                                                                      161,302
   Class B                                                                      106,593
Service fee
   Class A                                                                      426,464
   Class B                                                                      165,511
   Class Y                                                                          571
Administrative services fees and expenses                                       833,338
Compensation of board members                                                     5,578
Printing and postage                                                            321,470
Registration fees                                                               108,044
Audit fees                                                                        5,750
Other                                                                             4,678
                                                                                  -----
Total expenses                                                               23,059,106
   Earnings credits on cash balances (Note 2)                                   (74,705)
                                                                                -------
Total net expenses                                                           22,984,401
                                                                             ----------
Investment income (loss) -- net                                             185,089,751
                                                                            -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                    (71,632,319)
   Foreign currency transactions                                             (3,631,875)
                                                                             ----------
Net realized gain (loss) on investments                                     (75,264,194)
Net change in  unrealized  appreciation  (depreciation)  on  investments
and on translation of assets and liabilities in foreign currencies         (140,219,970)
                                                                           ------------
Net gain (loss) on investments                                             (215,484,164)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations          $  (30,394,413)
                                                                         ==============

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Extra Income Fund, Inc.
                                                                       Nov. 30, 1999    May 31, 1999
                                                                     Six months ended     Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $  185,089,751   $  373,495,853
Net realized gain (loss) on investments                                 (75,264,194)    (127,843,804)
Net change in unrealized appreciation (depreciation) on investments
 and on translation of assets and liabilities in foreign currencies    (140,219,970)    (413,763,674)
                                                                       ------------     ------------
Net increase (decrease) in net assets resulting from operations         (30,394,413)    (168,111,625)
                                                                        -----------     ------------
Distributions to shareholders from:
   Net investment income
      Class A                                                          (133,648,471)    (296,255,921)
      Class B                                                           (47,982,538)     (98,359,518)
      Class Y                                                               (55,680)        (162,431)
                                                                            -------         --------
Total distributions                                                    (181,686,689)    (394,777,870)
                                                                       ------------     ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                              302,109,472      804,097,401
   Class B shares                                                       164,890,662      467,391,217
   Class Y shares                                                           217,368          648,414
Reinvestment of distributions at net asset value
   Class A shares                                                        86,532,786      202,831,655
   Class B shares                                                        37,952,109       83,023,420
   Class Y shares                                                            54,009          162,431
Payments for redemptions
   Class A shares                                                      (440,558,597)    (888,843,613)
   Class B shares (Note 2)                                             (186,791,529)    (374,265,469)
   Class Y shares                                                          (525,410)      (1,139,232)
                                                                           --------       ----------
Increase (decrease) in net assets from capital share transactions       (36,119,130)     293,906,224
                                                                        -----------      -----------
Total increase (decrease) in net assets                                (248,200,232)    (268,983,271)
Net assets at beginning of period                                     3,891,429,549    4,160,412,820
                                                                      -------------    -------------
Net assets at end of period                                          $3,643,229,317   $3,891,429,549
                                                                     ==============   ==============
Undistributed net investment income                                  $    4,166,258   $      763,196
                                                                     --------------   --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Extra Income Fund, Inc.
(Unaudited as to Nov. 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio
The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 1999 was 99.95%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.


Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales charges received by the Distributor for distributing Fund shares were $10,648,566 for Class A and $1,432,177 for Class B for the six months ended Nov. 30, 1999.

During the six months ended Nov. 30, 1999, the Fund's transfer agency fees were reduced by $74,705 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended Nov. 30, 1999
                                        Class A         Class B         Class Y
Sold                                   78,194,070      42,624,169        55,777
Issued for reinvested distributions    22,481,976       9,865,109        14,009
Redeemed                             (114,183,147)    (48,416,831)     (136,465)
                                     ------------     -----------      --------
Net increase (decrease)               (13,507,101)      4,072,447       (66,679)

                                                Year ended May 31, 1999
                                        Class A          Class B        Class Y
Sold                                  196,364,147     113,211,748       159,985
Issued for reinvested distributions    49,792,206      20,406,881        39,979
Redeemed                             (217,533,478)    (91,218,686)     (284,954)
                                     ------------     -----------      --------
Net increase (decrease)                28,622,875      42,399,943       (84,990)


4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $220,674,753 as of May 31, 1999, that if not offset by subsequent capital gains, will expire in 2000 through 2008. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 1999.

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended May 31,

Per share income and capital changesa

                                                                      Class A

                                                    1999c     1999      1998       1997       1996b

Net asset value, beginning of period               $3.97     $4.58     $4.39      $4.34      $4.15

Income from investment operations:
Net investment income (loss)                         .19       .40       .40        .39        .28

Net gains (losses) (both realized and unrealized)   (.22)     (.58)      .17        .06        .20

Total from investment operations                    (.03)     (.18)      .57        .45        .48

Less distributions:
Dividends from net investment income                (.18)     (.43)     (.38)      (.40)      (.29)

Net asset value, end of period                     $3.76     $3.97     $4.58      $4.39      $4.34

Ratios/supplemental data
Net assets, end of period (in millions)           $2,610    $2,814    $3,112     $2,582     $2,145

Ratio of expenses to
average daily net assetsd                           .99%e     .91%      .89%       .92%       .94%e

Ratio of net investment income (loss)
to average daily net assets                        9.84%e    9.86%     8.90%      9.01%      8.90%e

Portfolio turnover rate
(excluding short-term securities)                    19%       47%       81%        92%        61%

Total returnf                                      (.57%)   (3.67%)   13.24%     10.92%     11.73%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from Aug. 31 to May 31, effective 1996.
c Six months ended Nov. 30, 1999 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Fiscal period ended May 31,
Per share income and capital changesa

                                                   Class B                                   Class Y

                                    1999c   1999    1998    1997    1996b      1999c   1999    1998    1997    1996b

Net asset value,
beginning of period                $3.97   $4.58   $4.39   $4.34   $4.15      $3.97   $4.58   $4.39   $4.34   $4.15

Income from investment operations:
Net investment income (loss)         .17     .37     .37     .36     .25        .19     .41     .41     .40     .28

Net gains (losses) (both
realized and unrealized)            (.21)   (.58)    .16     .06     .20       (.21)   (.59)    .16     .06     .20

Total from investment
operations                          (.04)   (.21)    .53     .42     .45       (.02)   (.18)    .57     .46     .48

Less distributions:
Dividends from net
investment income                   (.17)   (.40)   (.34)   (.37)   (.26)      (.19)   (.43)   (.38)   (.41)   (.29)

Net asset value,
end of period                      $3.76   $3.97   $4.58   $4.39   $4.34      $3.76   $3.97   $4.58   $4.39   $4.34

Ratios/supplemental data
Net assets, end of period
(in millions)                     $1,033  $1,076  $1,046    $613    $270         $1      $1      $2     $--     $--

Ratio of expenses to
average daily net assetsd          1.74%e  1.67%   1.65%   1.68%   1.70%e      .83%e   .83%    .82%    .85%    .76%e

Ratio of net investment
income (loss) to average
daily net assets                   9.11%e  9.11%   8.23%   8.18%   8.34%e     9.76%e  9.93%  10.07%   8.68%   8.24%e

Portfolio turnover rate
(excluding short-term
securities)                          19%     47%     81%     92%     61%        19%     47%     81%     92%     61%

Total returnf                      (.95%) (4.39%) 12.42%  10.07%  11.10%      (.54%) (3.58%) 13.42%  11.05%  11.83%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from Aug. 31 to May 31, effective 1996.
c Six months ended Nov. 30, 1999 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Financial Statements

Statement of assets and liabilities
High Yield Portfolio

Nov. 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $4,035,222,769)                            $3,582,460,337
Accrued interest and dividends receivable                          91,065,797
Receivable for investment securities sold                              80,245
                                                                       ------
Total assets                                                    3,673,606,379
                                                                -------------
Liabilities
Disbursement in excess of cash on demand deposit                      415,268
Payable for investment securities purchased                        20,075,599
Accrued investment management services fee                             55,767
                                                                       ------
Total liabilities                                                  20,546,634
                                                                   ----------
Net assets                                                     $3,653,059,745
                                                               ==============

See accompanying notes to financial statements.


Statement of operations
High Yield Portfolio

Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                 $  22,201,859
Interest                                                                    185,999,071
                                                                            -----------
Total income                                                                208,200,930
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                           10,703,078
Compensation of board members                                                     8,221
Custodian fees                                                                   76,100
Audit fees                                                                       17,250
Other                                                                           204,951
                                                                                -------
Total expenses                                                               11,009,600
   Earnings credits on cash balances (Note 2)                                   (77,392)
                                                                                -------
Total net expenses                                                           10,932,208
                                                                             ----------
Investment income (loss) -- net                                             197,268,722
                                                                            -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           (71,669,176)
   Foreign currency transactions                                             (3,633,441)
                                                                             ----------
Net realized gain (loss) on investments                                     (75,302,617)
Net change in unrealized appreciation (depreciation) on investments
 and on translation of assets and liabilities in foreign currencies        (140,281,232)
                                                                           ------------
Net gain (loss) on investments                                             (215,583,849)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations           $ (18,315,127)
                                                                          =============

See accompanying notes to financial statements.


Statements of changes in net assets
High Yield Portfolio
                                                                       Nov. 30, 1999    May 31, 1999
                                                                     Six months ended    Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $  197,268,722  $  394,989,832
Net realized gain (loss) on investments                                 (75,302,617)   (127,910,210)
Net change in unrealized appreciation (depreciation) on investments
 and on translation of assets and liabilities in foreign currencies    (140,281,232)   (413,949,530)
                                                                       ------------    ------------
Net increase (decrease) in net assets resulting from operations         (18,315,127)   (146,869,908)
Net contributions (withdrawals) from partners                          (223,222,018)   (122,534,167)
                                                                       ------------    ------------
Total increase (decrease) in net assets                                (241,537,145)   (269,404,075)
Net assets at beginning of period                                     3,894,596,890   4,164,000,965
                                                                      -------------   -------------
Net assets at end of period                                          $3,653,059,745  $3,894,596,890
                                                                     ==============  ==============

See accompanying notes to financial statements.

Notes to Financial Statements

High Yield Portfolio
(Unaudited as to Nov. 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Nov. 30, 1999, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Nov. 30, 1999 was $64,118,063 representing 1.8% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $77,392 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $678,098,198 and $747,520,445, respectively, for the six months ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 19%. Realized gains and losses are determined on an identified cost basis.

Investments in Securities

High Yield Portfolio
Nov. 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (84.6%)
Issuer                                       Coupon        Principal          Value(a)
                                              rate           amount

Government obligations (--%)
Govt of Algeria
   (U.S. Dollar)
      03-04-00                                 7.06%        $522,727(c)        $512,273

Mortgage-backed securities (0.1%)
Federal Home Loan Mtge Corp
      08-01-17                                 7.50            2,820(e)           2,864
Merrill Lynch Mtge Investors
      06-15-21                                 7.88        4,657,548          4,228,180
Total                                                                         4,231,044

Aerospace & defense (1.6%)
BE Aerospace
   Sr Sub Nts Series B
      03-01-08                                 8.00       10,200,000          8,440,500
Compass Aerospace
   Sr Sub Nts
      04-15-05                                10.13       11,335,000(d)       8,104,525
Fairchild
   Company Guaranty
      04-15-09                                10.75       19,550,000         16,617,500
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                10.38        6,145,000          6,344,713
Sequa
   Sr Nts
      08-01-09                                 9.00       20,750,000         20,646,250
Total                                                                        60,153,488

Automotive & related (2.5%)
EV Intl
   Company Guaranty Series A
      03-15-07                                11.00       10,500,000          7,350,000
French (JL) Auto Casting
   Sr Sub Nts
      06-01-09                                11.50       12,900,000(d)      12,738,750
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                 9.13       10,000,000          9,725,000
Lear
   Sr Nts
      05-15-09                                 8.11       20,000,000(d)      18,978,400
MSX Intl
   Company Guaranty
      01-15-08                                11.38       13,110,000         12,323,400
Oxford Automotive
   Company Guaranty Series D
      06-15-07                                10.13       25,120,000         22,670,800
Penda
   Sr Nts Series B
      03-01-04                                10.75        4,500,000          4,353,750
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                 9.50        4,000,000          3,740,000
Total                                                                        91,880,100

Banks and savings & loans (0.5%)
Sovereign Bancorp
   Sr Nts
      11-15-06                                10.50       16,400,000         16,543,500

Beverages & tobacco (0.3%)
Canandaigua Brands
   Company Guaranty
      03-01-09                                 8.50       12,500,000         11,906,250

Chemicals (1.3%)
Allied Waste North America
   Company Guaranty Series B
      01-01-06                                 7.63        4,250,000          3,867,500
      01-01-09                                 7.88       18,675,000         16,620,750
   Sr Sub Nts
      08-01-09                                10.00        4,250,000(d)       3,878,125
Lyondell Chemical
   Series B
      05-01-07                                 9.88        9,500,000          9,785,000
   Sr Sub Nts
      05-01-09                                10.88        8,800,000          9,174,000
Sterling Chemicals
   Company Guaranty Series B
      07-15-06                                12.38        5,000,000          5,150,000
Total                                                                        48,475,375

Commercial finance (0.4%)
Advance Holding
   Zero Coupon Series B
      04-15-03                                12.45        8,800,000(g)       4,400,000
Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                                10.25       12,750,000(c)      10,773,750
Total                                                                        15,173,750

Communications equipment & services (12.9%)
21st Century Telecom Group
   Zero Coupon Sr Disc Nts
      02-15-03                                14.81       19,300,000(g)       8,878,000
AirGate PCS
   Zero Coupon
      10-01-04                                13.50           16,700(g)      10,145,250
Bestel
   (U.S. Dollar) Zero Coupon
      05-15-01                                12.75        6,400,000(c,g)     4,032,000
Birch Telecom
   Sr Nts
      06-15-08                                14.00       14,000,000         14,210,000
Caprock Communications
   Sr Nts Series B
      07-15-08                                12.00       17,000,000         17,085,000
Celcaribe
   Sr Nts
      03-15-04                                13.50       11,150,000          8,139,500
Covad Communications Group
   Sr Nts
      02-15-09                                12.50       10,000,000         10,300,000
Crown Castle Intl
   Zero Coupon Sr Disc Nts
      08-01-04                                11.30       14,750,000(d,g)     8,997,500
Dobson/Sygnet Communications
   Sr Nts
      12-15-08                                12.25       16,000,000         17,600,000
EchoStar DBS
   Sr Nts
      02-01-09                                 9.38       41,015,000         41,271,344
Esprit Telecom Group
   (U.S. Dollar) Sr Nts
      12-15-07                                11.50       17,900,000(c)      18,168,500
      06-15-08                                10.88       17,000,000(c)      16,745,000
GST Equipment Funding
   Sr Nts
      05-01-07                                13.25        6,750,000          6,648,750
GST Network Funding
   Zero Coupon Sr Disc Nts
      05-01-03                                10.50       15,000,000(g)       7,518,750
GST Telecommunications
   Sr Sub Nts
      11-15-07                                12.75        6,750,000          6,615,000
Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                                 9.88       25,950,000         25,431,000
   Zero Coupon Sr Disc Nts Series B
      08-01-00                                10.04       21,900,000(g)      18,834,000
KMC Telecom Holdings
   Sr Nts
      05-15-09                                13.50       12,000,000(d)      11,880,000
   Zero Coupon Sr Disc Nts
      02-15-03                                12.68       12,000,000(g)       6,390,000
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                 9.50        5,525,000          4,972,500
NTL
   Zero Coupon Sr Nts Series B
      02-01-01                                11.40       40,000,000(g)      35,800,000
PhoneTel Technologies
   Sr Nts
      12-15-06                                12.00       23,500,000(b)       3,995,000
Price Communications Wireless
   Company Guaranty Series B
      12-15-06                                 9.13       24,700,000         25,132,250
RCN
   Zero Coupon Sr Disc Nts Series B
      02-15-03                                 9.80        7,500,000(g)       4,893,750
Rhythms Net Connections
   Sr Nts
      04-15-09                                12.75       10,000,000          9,500,000
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
      04-15-04                                11.25       17,200,000(g)       8,944,000
Tele1 Europe
   (U.S. Dollar) Sr Nts
      05-15-09                                13.00        8,000,000(c,d)     8,200,000
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88       12,000,000(g)       1,200,000
Triton Communications
   Zero Coupon Company Guaranty
      05-01-03                                10.86       22,000,000(g)      15,537,500
Unisite
   Zero Coupon Sub Nts
      12-15-00                                13.00        9,000,000(d,g,i)  11,480,400
Versatel Telecom
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25       16,600,000(c)      17,513,000
Vialog
   Company Guaranty
      11-15-01                                12.75       22,600,000         15,820,000
Voicestream Wire
   Sr Nts
      11-15-09                                10.38        8,700,000(d)       9,069,750
   Zero Coupon Sr Disc Nts
      11-15-04                                11.88       17,600,000(d,g)    10,736,000
Williams Communication Group
   Sr Nts
      10-01-09                                10.88       15,000,000         15,712,500
Worldwide Fiber
   Sr Nts
      08-01-09                                12.00       16,000,000(d)      16,380,000
Total                                                                       473,776,244

Computers & office equipment (2.4%)
Concentric Network
   Sr Nts
      12-15-07                                12.75        5,600,000          5,901,000
Cooperative Computing
   Sr Sub Nts
      02-01-08                                 9.00       20,250,000         14,782,500
Decisionone Holdings
   Zero Coupon
      08-01-02                                 9.89        8,450,000(b,g)        10,563
Globix
   Sr Nts
      05-01-05                                13.00       22,220,000         21,608,950
PSINet
   Sr Nts
      12-01-06                                10.50        3,050,000(d)       3,076,688
      11-01-08                                11.50        6,500,000          6,776,250
   Sr Nts Series B
      02-15-05                                10.00       15,275,000         15,198,625
Verio
   Sr Nts
      04-01-05                                10.38        7,000,000          7,035,000
      12-01-08                                11.25       11,000,000(d)      11,495,000
Total                                                                        85,884,576

Electronics (0.7%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63       13,650,000(c,d)    10,957,196
Metromedia Fiber Network
   Sr Nts Series B
      11-15-08                                10.00       13,750,000         13,956,250
Total                                                                        24,913,446

Energy (3.4%)
Canadian Forest Oil
   (U.S. Dollar) Company Guaranty
      09-15-07                                 8.75       14,500,000(c)      13,920,000
Clark R&M
   Sr Sub Nts
      11-15-07                                 8.88       10,100,000          6,464,000
Energy Corp of America
   Sr Sub Nts Series A
      05-15-07                                 9.50        9,000,000          5,220,000
HS Resources
   Company Guaranty
      11-15-06                                 9.25        4,250,000          4,196,875
   Sr Sub Nts
      12-01-03                                 9.88        9,700,000          9,687,875
   Sr Sub Nts Series B
      11-15-06                                 9.25        8,000,000          7,900,000
Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
      11-01-04                                11.75       15,750,000(b,c,d)   8,190,000
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50       18,350,000         10,276,000
Michael Petroleum
   Sr Nts Series B
      04-01-05                                11.50        6,000,000(b)       2,880,000
Nuevo Energy
   Sr Sub Nts
      06-01-08                                 9.50       12,000,000(d)      12,000,000
Ocean Energy
   Company Guaranty Series B
      07-01-08                                 8.38       14,000,000         13,790,000
Rayovac
   Sr Sub Nts Series B
      11-01-06                                10.25       11,814,000         12,552,375
Roil
   (U.S. Dollar)
      12-05-02                                12.78        4,368,000(c,d)     3,363,360
Tesoro Petroleum
   Company Guaranty Series B
      07-01-08                                 9.00       14,250,000         13,680,000
Total                                                                       124,120,485

Energy equipment & services (0.9%)
DI Inds
   Sr Nts
      07-01-07                                 8.88        6,000,000          5,460,000
Grey Wolf
   Company Guaranty Series C
      07-01-07                                 8.88        1,750,000          1,596,875
Northern Offshore
   (U.S. Dollar) Company Guaranty Series B
      05-15-05                                10.00       21,000,000(c)      12,600,000
Plains Resources
   Company Guaranty Series D
      03-15-06                                10.25        9,000,000          8,460,000
Seven Seas Petroleum
   Sr Nts Series B
      05-15-05                                12.50        8,000,000          3,600,000
Total                                                                        31,716,875

Financial services (2.3%)
AOA Holdings LLC
   Sr Nts
      06-01-06                                10.38       15,500,000(d)      15,441,875
Arcadia Financial
   Sr Nts
      03-15-07                                11.50       30,165,000         30,448,200
Gemini Inds
      12-23-01                                13.50       13,567,500(b,i)     6,783,750
Omnipoint Midwest Holding
      12-31-06                                 9.40        4,250,000          4,037,500
      12-31-06                                10.00        8,500,000          8,075,000
ONO Finance
   (U.S. Dollar) Company Guaranty
      05-01-09                                13.00        4,070,000(c,d)     4,232,800
RBF Finance
   Company Guaranty
      03-15-09                                11.38       12,375,000         13,303,125
Total                                                                        82,322,250

Food (0.6%)
Ameriserve Food Distributions
   Company Guaranty
      10-15-06                                 8.88        5,100,000          2,703,000
      07-15-07                                10.13        6,125,000          1,837,500
Aurora Foods
   Sr Sub Nts Series D
      02-15-07                                 9.88       10,000,000         10,250,000
Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                                10.00        3,690,000(c,d)     2,214,000
RAB Enterprises
   Company Guaranty
      05-01-05                                10.50        9,600,000          6,528,000
Total                                                                        23,532,500

Health care (0.6%)
Alaris Medical
   Zero Coupon Sr Disc Nts
      08-01-03                                11.12       16,000,000(g)       7,040,000
Alaris Medical Systems
   Company Guaranty
      12-01-06                                 9.75       16,450,000         13,653,500
Total                                                                        20,693,500

Health care services (3.2%)
Abbey Healthcare Group
   Sr Sub Nts
      11-01-02                                 9.50       25,750,000         24,591,250
Fountain View
   Company Guaranty Series B
      04-15-08                                11.25        8,600,000          6,536,000
Genesis Health Ventures
   Sr Sub Nts
      10-01-06                                 9.25        9,725,000          3,403,750
Hanger Orthopedic Group
   Sr Sub Nts
      06-15-09                                11.25        9,600,000(d)       9,456,000
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00       15,000,000         12,150,000
Oxford Health Plans
   Sr Nts
      05-15-05                                11.00       13,000,000         12,350,000
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                10.00       17,600,000          9,680,000
Physician Sales & Service
   Company Guaranty
      10-01-07                                 8.50       15,250,000         15,364,375
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                 8.13       17,050,000         15,728,625
Triad Hospitals Holdings
   Sr Sub Nts
      05-15-09                                11.00        6,050,000(d)       6,292,000
Total                                                                       115,552,000

Household products (0.3%)
Scotts
   Sr Sub Nts
      01-15-09                                 8.63       10,385,000(d)      10,021,525

Industrial equipment & services (1.8%)
Blount
   Company Guaranty
      06-15-05                                 7.00       14,700,000         12,495,000
Fairfield Mfg
   Sr Sub Nts
      10-15-08                                 9.63       13,600,000         12,920,000
Grove Holdings/Capital
   Zero Coupon
      05-01-03                                11.63        4,000,000(g)         440,000
Grove Inds
      05-01-10                                14.50        3,342,730            334,273
Motor & Gears
   Sr Nts Series D
      11-15-06                                10.75       30,500,000         28,365,000
Thermadyne Holdings
   Zero Coupon
      06-01-03                                12.50       12,000,000(g)       5,520,000
Thermadyne Mfg
   Company Guaranty
      06-01-08                                 9.88        5,000,000          4,300,000
Total                                                                        64,374,273

Insurance (0.4%)
Americo Life
   Sr Sub Nts
      06-01-05                                 9.25       15,000,000         14,887,500

Leisure time & entertainment (6.0%)
Alliance Atlantis Communications
   (U.S. Dollar) Sr Sub Nts
      12-15-09                                13.00       15,000,000(c)      14,925,000
Coast Hotels & Casino
   Company Guaranty
      04-01-09                                 9.50        9,235,000          8,865,600
Hammons (JQ) Hotels
   1st Mtge
      02-15-04                                 8.88       12,000,000         11,040,000
Hollywood Casino Shreveport
   1st Mtge
      08-01-06                                13.00        8,900,000(d)       9,456,250
Hollywood Park
   Company Guaranty Series B
      02-15-07                                 9.25       10,000,000          9,900,000
Horseshoe Gaming Holding
   Company Guaranty
      05-15-09                                 8.63       16,550,000         15,805,250
Icon Health & Fitness
   Company Guaranty
      09-27-05                                12.00        5,550,000(d)       2,997,000
Isle of Capri Casinos/Capital
   1st Mtge Series B
      08-31-04                                13.00       15,750,000         17,088,750
Lodgenet Entertainment
   Sr Nts
      12-15-06                                10.25       15,000,000         15,150,000
Premier Cruises
   Sr Nts
      03-15-08                                11.00       11,000,000(b,d,h)          --
Premier Parks
   Sr Nts
      04-01-06                                 9.25       10,000,000          9,775,000
      06-15-07                                 9.75       13,650,000         13,581,750
Regal Cinemas
   Sr Sub Nts
      06-01-08                                 9.50       13,000,000         10,530,000
      12-15-10                                 8.88       17,250,000         13,196,250
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                11.25       26,945,000         22,094,900
Trump Holdings & Funding
   Sr Nts
      06-15-05                                15.50       28,050,000         25,385,250
United Artists Theatres
   Series 1995A
      07-01-15                                 9.30       13,071,216          9,520,028
   Sr Sub Nts Series B
      04-15-08                                 9.75       27,000,000          5,130,000
Venetian Casino/LV Sands
   Company Guaranty
      11-15-05                                14.25        6,000,000          3,360,000
Total                                                                       217,801,028

Media (9.4%)
Adelphia Communications
   Sr Deb
      09-15-04                                11.88        5,000,000          5,225,000
   Sr Nts
      11-15-00                                 9.38       14,000,000         13,877,500
   Sr Nts Series B
      02-01-08                                 8.38        9,500,000          8,977,500
AMFM
   Company Guaranty
      11-01-08                                 8.00       35,550,000         35,638,874
   Zero Coupon Sr Disc Nts
      02-01-02                                 7.49        8,000,000(g)       6,980,000
Australis Holdings
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-00                                13.35       17,900,000(b,c,g)     179,000
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00        1,785,504(b,c)     1,600,342
   (U.S. Dollar) Zero Coupon
      05-15-00                                12.32       43,500,000(b,c,g)       4,350
      05-15-00                                13.83          469,560(b,c,g)       2,348
Benedek Communications
   Zero Coupon Sr Disc Nts
      05-15-01                                13.89       13,500,000(g)      12,217,500
Big City Radio
   Zero Coupon Company Guaranty
      03-15-01                                11.25       10,000,000(g)       7,075,000
Bresnan Communications
   Sr Nts Series B
      02-01-09                                 8.00        9,050,000          9,095,250
CBS Radio
   Pay-in-kind Sub Deb
      01-15-09                                11.38        9,475,300(j)      10,612,336
Central Euro Media
   (U.S. Dollar) Sr Nts
      08-15-04                                 9.38       12,175,000(c)       4,748,250
Coaxial Communications/Phoenix
   Company Guaranty
      08-15-06                                10.00       10,000,000          9,825,000
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                                10.63       15,000,000(c,d)    12,056,250
Golden Sky Systems
   Company Guaranty Series B
      08-01-06                                12.38        8,500,000          8,585,000
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                10.50       16,350,000(c)      16,390,875
Outdoor Systems
   Company Guaranty
      10-15-06                                 9.38       10,000,000         10,475,000
      06-15-07                                 8.88       20,755,000         21,429,537
Paxson Communications
   Sr Sub Nts
      10-01-02                                11.63       14,700,000         15,251,250
Pegasus Media & Communications
   Series B
      07-01-05                                12.50       15,400,000         16,709,000
   Sr Nts Series B
      10-15-05                                 9.63       11,100,000         11,044,500
Price Communications Wireless
   Sr Sub Nts
      07-15-07                                11.75       10,000,000         11,000,000
Radio Unica
   Zero Coupon Company Guaranty
      08-01-02                                11.74       13,000,000(g)       8,482,500
Regional Independent Medical
   (U.S. Dollar) Sr Nts
      07-01-08                                10.50       15,200,000(c)      15,162,000
Sinclair Broadcast Group
   Sr Sub Nts
      12-15-07                                 8.75        1,800,000          1,678,500
   Company Guaranty
      07-15-07                                 9.00        2,550,000          2,390,625
Susquehanna Media
   Sr Sub Nts
      05-15-09                                 8.50        6,395,000          6,267,100
Telemundo Holdings
   Zero Coupon Sr Disc Nts Series B
      08-15-03                                11.50       17,000,000(g)       9,690,000
TeleWest Communications
   (U.S. Dollar) Sr Nts
      11-01-08                                11.25        8,000,000(c)       8,660,000
   (U.S. Dollar) Zero Coupon
      10-01-00                                11.64        7,000,000(c,g)     6,483,750
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                 8.96       13,725,000(c,d,g)   8,749,688
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00       10,418,625(c,i,j)  15,627,938
WRC Media/Weekly Read/JLC
      11-15-09                                12.75       12,500,000(d)      12,375,000
Total                                                                       344,566,763

Metals (2.4%)
AK Steel
   Company Guaranty
      02-15-09                                 7.88       15,000,000         14,250,000
EnviroSource
   Sr Nts
      06-15-03                                 9.75       26,648,000         16,055,420
Great Lakes Acquisition
   Zero Coupon Series B
      05-15-03                                21.06        6,500,000(g)       3,079,375
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        7,947,481(c,d)     7,788,531
Maxxam Group Holdings
   Sr Nts Series B
      08-01-03                                12.00       12,000,000         11,400,000
Ormet
   Company Guaranty
      08-15-08                                11.00       17,000,000(d)      15,130,000
Pen Holdings
   Company Guaranty Series B
      06-15-08                                 9.88       10,625,000         10,040,625
Sheffield Steel
   1st Mtge Series B
      12-01-05                                11.50       10,200,000          8,415,000
Total                                                                        86,158,951

Miscellaneous (10.6%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                10.75       10,800,000         11,313,000
Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                                 9.88       17,720,000         16,125,200
Argo-Tech
   Company Guaranty
      10-01-07                                 8.63        5,750,000          4,894,688
   Company Guaranty Series D
      10-01-07                                 8.63       13,000,000         11,082,500
Bistro Trust
   Sub Nts
      12-31-02                                 9.50       10,000,000(d)       9,402,000
Booth Creek Ski Holdings
   Sr Nts Series B
      03-15-07                                12.50        4,500,000          3,228,750
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                                11.00       11,500,000(c)      11,270,000
Charter Communications Holdings LLC
   Sr Nts
      04-01-09                                 8.63       15,200,000         14,402,000
Comforce Operating
   Sr Nts Series B
      12-01-07                                12.00        4,750,000          3,408,125
Consolidated Container
   Sr Sub Nts
      07-15-09                                10.13       17,900,000(d)      18,034,250
Cybernet Internet Service
   Sr Nts
      07-01-09                                14.00       10,250,000(i)       8,968,750
Dura Operating
   Company Guaranty Series B
      05-01-09                                 9.00        9,000,000          8,370,000
ECM Funding LP
      06-10-02                                11.92        1,079,825(i)       1,077,125
Equinix
      12-01-07                                13.00       17,000,000(d)      17,000,000
Falcon Products
   Company Guaranty Series B
      06-15-09                                11.38       15,250,000         14,411,250
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88       10,000,000(c)       8,950,000
ISG Resources
      04-15-08                                10.00       17,445,000         15,351,600
Knology Holdings
   Zero Coupon Sr Disc Nts
      10-15-02                                12.14        6,600,000(g)       3,927,000
Nebco Evans Holding
   Zero Coupon Sr Disc Nts
      07-15-02                                34.18        8,500,000(g)       1,190,000
Nextel Partners
   Zero Coupon Sr Disc Nts
      02-01-04                                13.78       47,900,000(g)      31,254,749
Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                13.50       20,300,000         21,924,000
NSM Steel
   Company Guaranty
      02-01-06                                12.00        7,739,335(b,d)       464,360
      02-01-08                                12.25       11,700,000(b,d)       234,000
NTEX
   (U.S. Dollar) Sr Nts
      06-01-06                                11.50        6,900,000(c)       2,898,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00       37,395,000         36,273,149
Panolam Inds
   Sr Sub Nts
      02-15-09                                11.50        4,450,000(d)       4,527,875
Park-Ohio Inds
   Sr Sub Nts
      12-01-07                                 9.25       19,025,000         18,311,563
Pierce Leahy Command
   Company Guaranty
      05-15-08                                 8.13       25,150,000         23,106,563
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00       16,500,000(c)      12,375,000
Riviera Black Hawk
   1st Mtge
      06-01-05                                13.00       10,425,000(d)      10,868,063
SC Intl
      09-01-07                                 9.25       17,650,000         15,929,125
SFC New Holdings
   Sr Nts
      08-15-01                                11.25       15,000,000         14,400,000
SFC Sub Inc
   Zero Coupon
      12-15-05                                11.00          718,404(b,g)            72
Stellex Inds
   Sr Sub Nts Series B
      11-01-07                                 9.50       11,450,000          8,244,000
Talton Holdings
   Company Guaranty Sr Nts Series B
      06-30-07                                11.00        3,650,000          3,449,250
Total                                                                       386,666,007

Multi-industry conglomerates (1.0%)
Communications & Power Inds
   Sr Sub Nts Series B
      08-01-05                                12.00       10,000,000          8,100,000
Jordan Inds
   Sr Nts Series D
      08-01-07                                10.38       10,410,000         10,097,700
   Zero Coupon Sr Sub Debs Series B
      04-01-02                                11.75       17,692,251(g)      11,499,963
Metromedia Intl Group
   Sr Disc Nts Series B
      09-30-07                                10.50        5,826,000          2,738,220
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75       13,475,000          5,390,000
Total                                                                        37,825,883

Paper & packaging (7.2%)
Bear Island LLC/Finance
   Sr Nts Series B
      12-01-07                                10.00        6,875,000          6,531,250
Berry Plastics
   Sr Sub Nts
      04-15-04                                12.25        3,250,000(d)       3,404,375
      07-15-07                                11.00        7,100,000(d)       6,975,750
BPC Holding
   Sr Nts Series B
      06-15-06                                12.50       11,750,000         10,839,375
Crown Paper
   Sr Sub Nts
      09-01-05                                11.00       18,025,000         12,617,500
Doman Inds
   (U.S. Dollar)
      03-15-04                                 8.75       14,625,000(c)      12,431,250
   (U.S. Dollar) Company Guaranty
      07-01-04                                12.00        9,750,000(c)      10,140,000
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                 9.25        3,500,000(c)       2,738,750
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        6,000,000          5,760,000
      02-15-08                                 9.88       32,500,000         28,518,750
   Sr Nts Series B
      06-15-07                                 9.38        3,750,000          3,506,250
Graham Packaging/GPC Capital
   Zero Coupon Sr Disc Nts Series B
      01-15-03                                11.57        6,900,000(g)       4,579,875
Grupo Industrial Durango
   (U.S. Dollar)
      08-01-03                                12.63        5,000,000(c)       5,012,500
Packaging Corp of America
   Company Guaranty
      04-01-09                                 9.63        9,905,000         10,202,150
Repap New Brunswick
   (U.S. Dollar)
      06-01-04                                11.50        7,500,000(c)       7,668,750
   (U.S. Dollar) Sr Nts
      06-01-04                                 9.00       19,900,000(c)      19,551,750
      04-15-05                                10.63       18,550,000(c)      17,297,875
Riverwood Intl
   Company Guaranty
      08-01-07                                10.63        5,500,000          5,720,000
      04-01-08                                10.88       10,000,000         10,000,000
   Company Guaranty Sr Nts
      04-01-06                                10.25       15,000,000         15,375,000
Silgan Holdings
      06-01-09                                 9.00       13,250,000         12,521,250
   Pay-in-kind
      07-15-06                                13.25        5,621,000(j)       6,084,733
Stone Container
   Sr Nts
      08-01-16                                12.58        9,000,000          9,247,500
Tjiwi Kimia Intl
   (U.S. Dollar) Company Guaranty
      08-01-01                                13.25        7,000,000(b,c)     6,195,000
Warren (SD)
   Pay-in-kind
      12-15-06                                14.00       27,690,869(j)      31,706,045
Total                                                                       264,625,678

Restaurants & lodging (1.4%)
American Restaurant Group
   Company Guaranty Series B
      02-15-03                                11.50        9,000,000          6,750,000
Domino's
   Company Guaranty Series B
      01-15-09                                10.38       16,325,000         15,467,938
Florida Panthers Holdings
   Company Guaranty
      04-15-09                                 9.88       11,000,000         10,560,000
Prime Hospitality
   Sr Sub Nts Series B
      04-01-07                                 9.75       18,700,000         18,045,500
Total                                                                        50,823,438

Retail (1.5%)
Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                                10.00       11,500,000(g)       7,590,000
Dairy Mart Convenience Stores
   Sr Sub Nts
      03-15-04                                10.25       17,675,000         14,935,375
   Sr Sub Nts Series B
      03-15-04                                10.25        6,250,000          5,281,250
Maxim Group
   Company Guaranty Series B
      10-15-07                                 9.25       12,500,000(b)      10,593,750
Musicland Group
   Company Guaranty Series B
      03-15-08                                 9.88       16,750,000         14,195,625
Rite Aid
   Cv Sub Nts
      09-15-02                                 5.25        4,000,000          2,010,000
Total                                                                        54,606,000

Textiles & apparel (0.9%)
Anvil Knitwear
   Sr Nts Series B
      03-15-07                                10.88       14,000,000         10,220,000
Galey & Lord
   Company Guaranty
      03-01-08                                 9.13       20,050,000          4,611,500
GFSI
   Sr Sub Nts Series B
      03-01-07                                 9.63       13,000,000          7,800,000
GFSI Holdings
   Zero Coupon Sr Disc Nts Series B
      09-15-04                                10.77       17,300,000(g)       5,190,000
Steel Heddle Group
   Zero Coupon Series B
      06-01-03                                13.74        6,200,000(g)         922,250
Steel Heddle Mfg
   Company Guaranty Series B
      06-01-08                                10.63        4,600,000          2,530,000
Total                                                                        31,273,750

Transportation (1.2%)
American Architectural
   Company Guaranty
      12-01-07                                11.75       10,000,000          3,500,000
Autopistas Del Sol
   (U.S. Dollar) Sr Nts
      08-01-09                                10.25       10,800,000(c,d)     8,370,000
Enterprises Shipholding
   (U.S. Dollar) Sr Nts
      05-01-08                                 8.88       21,305,000(c)      12,676,475
Global Ocean Carriers
   Sr Nts
      07-15-07                                10.25       13,500,000(b)       3,780,000
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000(c)       1,575,000
      06-15-07                                 9.50        5,000,000(c)       2,150,000
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
      01-15-09                                10.38       10,500,000(c)      10,342,500
Total                                                                        42,393,975

Utilities -- gas (0.2%)
Leviathan Gas
   Company Guaranty Series B
      06-01-09                                10.38        8,400,000          8,736,000

Utilities -- telephone (6.6%)
Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
      02-15-03                                11.99       30,450,000(g)      21,467,250
AT&T Canada
   (U.S. Dollar) Sr Nts
      08-15-07                                12.00        8,750,000(c)      10,106,250
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-02                                10.74        8,300,000(c,g)     6,847,500
      06-15-03                                 9.96       16,000,000(c,g)    12,480,000
COLT Telecommunications Group
   (U.S. Dollar) Zero Coupon
      12-15-01                                12.00        8,500,000(c,g)     7,458,750
Energis
   (U.S. Dollar)
      06-15-09                                 9.75        8,175,000(c,d)     8,420,250
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        4,135,000(b)           5,169
Intermedia Communications
   Sr Nts Series B
      11-01-07                                 8.88       11,025,000         10,253,250
      06-01-08                                 8.60        2,400,000          2,190,000
   Zero Coupon Sr Disc Nts Series B
      07-15-02                                10.65       22,375,000(g)      16,333,750
ITC Deltacom
   Sr Nts
      03-01-08                                 8.88       17,250,000         16,732,500
      11-15-08                                 9.75        4,500,000          4,590,000
McLeod USA
   Sr Nts
      03-15-08                                 8.38        7,680,000          7,276,800
      02-15-09                                 8.13       13,000,000         12,187,500
Omnipoint Communications
   Sr Nts
      08-15-06                                11.63       22,400,000         23,911,999
Paging Network
   Sr Sub Nts
      02-01-06                                 8.88        8,500,000          2,805,000
      08-01-07                                10.13        7,950,000          2,623,500
Panamsat Intl Systems
   Pay-in-kind
      04-15-05                                12.75            4,000(j)           4,360
Primus Telecommunications Group
   Sr Nts
      08-01-04                                11.75       11,550,000         11,434,500
      01-15-09                                11.25        4,250,000          3,995,000
   Sr Nts Series B
      05-15-08                                 9.88       10,000,000          8,950,000
Pronet
   Sr Sub Nts
      06-15-05                                11.88       19,350,000         13,158,000
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                12.25       10,167,000(c)      10,319,505
      11-15-08                                10.50        1,875,000(c)       1,790,625
      11-15-09                                 9.88        7,700,000(c)       6,776,000
United Pan-Europe Communications
   (European Monetary Unit) Sr Nts
      11-01-09                                11.25        8,500,000(c,i)     8,776,250
   (U.S. Dollar) Sr Nts
      08-01-09                                10.88       10,200,000(c,d)    10,480,500
Total                                                                       241,374,208

Total bonds
(Cost: $3,490,691,528)                                                   $3,087,522,635




Common stocks (2.2%)
Issuer                                                       Shares            Value(a)

Arena Brands                                                 111,111(b,i)    $2,555,553
Celcaribe                                                  1,812,990(b,d)     1,812,990
Communications & Power Inds                                    3,500(b)         525,000
Concentric Network                                           300,000(b)       8,531,250
Earthwatch                                                   314,426(b,d)       707,459
Gaylord Container Cl A                                     1,000,000(b)       6,250,000
Global TeleSystems Group                                     215,400(b)       6,879,338
Intermedia Communications                                    311,942(b)       8,695,383
Jack in the Box                                               21,000(b)         442,313
Nextel Communications Cl A                                    41,056(b)       4,069,676
OpTel                                                         17,000(b,d)           170
Pagemart Nationwide                                           50,750(b)         203,000
Pegasus Communications                                        16,923(b)       1,110,572
Premier Holdings                                             814,645          3,054,918
Price Communications                                         840,211(b)      21,057,787
Specialty Foods                                              300,000(b)          75,000
Versatel Telecom Intl ADR                                    200,000(b,c)     5,500,000
Weatherford Intl                                             170,580(b)       5,959,639
Wilshire Financial Services Group                          2,412,000(b)       3,015,000
Wilshire Real Estate Investment Trust                        140,000            306,250
Wireless One                                                  25,000(b)          32,500

Total common stocks
(Cost: $89,931,253)                                                         $80,783,798

Preferred stocks & other (9.2%)
Issuer                                                         Shares          Value(a)

21st Century Telecom Group
   13.75% Pay-in-kind                                          3,301(j)      $1,650,500
   Warrants                                                    2,600             26,000
Adelphia Business Solutions
   Pay-in-kind                                                 5,810(j)       5,403,300
Allegiance Telecom
   Warrants                                                   30,450          2,892,750
American Mobile Satellite
   Warrants                                                    8,000(d)         400,000
American Restaurant Group
   12.00% Pay-in-kind Series B                                 4,155(j)       3,324,000
   Warrants                                                    3,500                 35
APP Finance II Mauritius Cl B
   12.00%                                                     22,600(b,c)    14,690,000
Australis Holdings
   Warrants                                                   13,400(c)             134
Bar Technologies
   Warrants                                                   10,000            200,000
Belco Oil & Gas
   6.50% Cv                                                  210,000          3,360,000
Bell Technology
   Warrants                                                   19,525          1,952,500
Benedek Communications
   11.50% Pay-in-kind                                          7,000(b,j)     5,600,000
   Warrants                                                   70,000            140,000
Bestel
   Warrants                                                   10,400            312,000
Birch Telecom
   Warrants                                                   14,000             77,000
Capstar Broadcasting
   12.00% Pay-in-kind Exchangeable                            50,562(j)       5,966,316
Capstar Communications
   12.63% Pay-in-kind Series E                                68,630(j)       8,098,340
Century Maintenance
   13.25% Pay-in-kind Series C                               136,096(j)      13,745,696
Clark Materials Handling
   13.00%                                                      7,621(b)       2,286,300
Clearnet Communications
   Warrants                                                   42,240            633,600
Communications & Power Inds
   14.00% Pay-in-kind Series B                               213,634(j)      17,304,323
Concentric Network
   13.50% Pay-in-kind Series B                                13,539(j)      12,658,965
Crown Packaging
   Warrants                                                   10,000(h)              --
CSC Holdings
   11.13% Pay-in-kind Series M                               348,681(j)      37,831,889
   11.75% Pay-in-kind Series H                               159,224(j)      17,594,252
Cybernet Internet
   Warrants                                                   10,250          1,127,500
Dairy Mart
   Warrants                                                  311,333            108,967
Dobson Communications
   13.00% Pay-in-kind                                         10,817(j)      11,628,275
Fairfield Mfg
   11.25% Pay-in-kind                                          6,580(b,j)     6,514,199
Geotek Communications
   Warrants                                                  872,500                  1
HarCor Energy
   Warrants                                                  110,000             55,000
Hemmeter Enterprises
   Warrants                                                   36,000(h)              --
HF Holdings
   Warrants                                                   53,125(h)              --
Hosiery Corp of America
   Warrants                                                   10,000            400,000
Intermedia Communications
   7.00% Cv Series F                                         240,000(b)       5,280,000
   13.50% Pay-in-kind Series B                                19,910(j)      18,914,500
   Warrants                                                   22,750          2,451,313
Intl Wireless Communications
   Warrants                                                   14,750                148
Iridium World Communications
   Warrants                                                   17,150                172
Jitney-Jungle Stores of America Cl A
   15.00%                                                    109,500            109,500
KMC Telecom Holdings
   Warrants                                                   12,000             36,000
Knology Holdings
   Warrants                                                   11,000             22,000
Lady Luck Gaming
   Pay-in-kind                                                50,000(b,i,j)   2,000,000
Liberty Group Publishing
   14.75% Cv                                                  19,097(b)         420,134
MetroNet Communications
   Warrants                                                    8,750          1,116,336
Nakornthai Strip Mill
   Warrants                                                7,407,184                  7
Nebco Evans Holdings
   11.25% Pay-in-kind                                        137,299(j)       1,647,588
Nextel Communications
   11.13% Pay-in-kind Series E                                 7,882(j)       8,039,640
   13.00% Pay-in-kind Series D                                21,853(j)      23,601,240
North Atlantic Trading
   12.00% Pay-in-kind                                              1(b,d,j)          18
NTL
   13.00% Pay-in-kind Series B                                27,557(j)      28,452,602
ONO Finance
   Value Ctfs                                                  4,070(c,d,i)     244,200
Packaging Corp of America
   12.38% Pay-in-kind                                         44,968(j)       4,901,512
Paxson Communications
   12.50% Pay-in-kind Exchangeable                           245,072(b,j)    24,997,344
Pegasus Communications
   12.75% Pay-in-kind                                         62,500(b,j)     7,000,000
   12.75% Pay-in-kind Series A                                 3,653(b,j)     3,872,180
PLD Telekom
   Warrants                                                    4,000(b)             200
   Warrants                                                    4,000                200
Poland Telecom
   Warrants                                                   16,500(c)         907,500
Primus Telecommunications
   Warrants                                                   11,550            288,750
R&B Falcon
   13.88% Cm Pay-in-kind                                         432(d,j)       450,360
   Warrants                                                   12,000(d)       3,360,000
RSL Communications
   Warrants                                                    9,500            888,250
SGW Holding
   12.50% Pay-in-kind Series B                               144,980(b,i,j)   2,464,660
   Cv Series A                                                87,091(b,i)       899,940
   Warrants                                                    2,750            870,375
Sinclair Capital
   11.63%                                                    140,000         13,720,000
Tele1 Europe
   Warrants                                                    8,000(d)         640,000
Telehub Communications
   Warrants                                                   12,000             60,000
Unifi Communications
   Warrants                                                   10,000                100
Unisite
   Cl C                                                        5,938(i)       3,239,452
   Warrants                                                    4,504(i)              45
Vialog
   Warrants                                                   22,600            836,200
Wireless One
   Warrants                                                   23,250                233

Total preferred stocks & other
(Cost: $378,130,394)                                                       $337,714,541



Short-term securities (2.1%)
Issuer                                     Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity
U.S. government agencies (1.5%)
Federal Home Loan Mtge Corp Disc Nts
      12-14-99                                 5.28%      $1,000,000           $997,952
      12-16-99                                 5.26          900,000            897,792
      12-16-99                                 5.26        5,000,000          4,987,735
      12-20-99                                 5.22        1,700,000          1,695,089
      01-10-00                                 5.60        4,900,000          4,866,795
      02-01-00                                 5.59        5,600,000          5,541,004
      02-04-00                                 5.59       10,400,000         10,285,219
Federal Natl Mtge Assn Disc Nts
      12-07-99                                 5.25       16,000,000         15,983,200
      12-13-99                                 5.25        7,900,000          7,884,480
Total                                                                        53,139,266

Commercial paper (0.6%)
Bell Atlantic
      01-12-00                                 5.88        7,900,000          7,844,893
Electronic Data Systems
      12-01-99                                 5.70        8,300,000(f)       8,298,686
GTE Funding
      01-18-00                                 5.94        5,300,000          5,257,077
Natl Rural Utilities
      12-02-99                                 5.30        1,900,000          1,899,441
Total                                                                        23,300,097

Total short-term securities
(Cost: $76,469,594)                                                         $76,439,363

Total investments in securities
(Cost: $4,035,222,769)(k)                                                $3,582,460,337


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1999, the value of foreign securities represented 13.69% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1999.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Negligible market value.

(i) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1999, is as follows:

Security                         Acquisition           Cost
                                    dates
Arena Brands
   Common                         09-03-92          $5,888,888
Cybernet Internet Service
   14.00% Sr Nts 2009             11-04-99          10,250,000
ECM Funding LP
   11.92% 2002                    04-13-92           1,277,510
Gemini Inds
   13.50% 2001                    12-23-96          13,500,000
Lady Luck Gambling
   Pay-in-kind Preferred          11-19-98           1,750,000
SGW Holdings
   12.50% Pay-in-kind
   Series B Preferred      08-12-97 thru 08-31-99    2,332,663
   Cv Series A Preferred          08-12-97             899,998
Unisite
   Cl C Preferred                 12-17-97           2,750,066
   Warrants                       12-17-97                 --
   13.00% Zero Coupon
   Sub Nts 2000*                  12-18-97           9,000,000
United Pan-Europe Communications
   (European Monetary Unit)
   11.25% Sr Nts 2009*            10-25-99           8,437,270
Veninfotel
   (U.S. Dollar) 10.00%
   Cv Pay-in-kind 2002     03-05-97 thru 09-01-98    9,450,000
Voicestream Wire
   10.38% Sr Nts 2009*            11-05-99           8,700,000
   11.88% Zero Coupon
   Sr Disc Nts 2004*              11-05-99           9,866,736

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) At Nov. 30, 1999, the cost of securities for federal income tax purposes was approximately $4,035,223,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                              $114,961,000
Unrealized depreciation                              (567,724,000)
                                                     ------------
Net unrealized depreciation                         $(452,763,000)

American
   Express
Funds


AXP Extra Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

Ticker Symbol
Class A: INEAX    Class B: IEIBX    Class Y: IEIYX




                            PRSRT STD AUTO U.S.
                                 POSTAGE
                                  PAID
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                              PERMIT NO. 85


S-6470 N (1/00)


Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.